TERM DEPOSIT	12 Months Ended
Jun. 30, 2025
Term Deposit
TERM DEPOSIT

5.	TERM DEPOSIT

As of June 30, 2025, the Company holds JPY1.8 million term deposit which accrues interest at 0.125% per annum and matures on January 21, 2026. The Company has no term deposit as of June 30, 2024.